Share Capital	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
Share Capital [Abstract]
SHARE CAPITAL
7.	SHARE CAPITAL

(a)	Authorized Unlimited number of common shares without par value

As at March 31, 2023, the Company had 62,911,417 common shares issued and outstanding (December 31, 2022 – 44,868,560).

As of the date of issuance of these restated financial statements total outstanding common shares is 1,853,955 post 100-to-1 reverse split that was effective as of August 3, 2023, (185,393,404 pre-split).

(b)	Common share transactions

●	Transaction subsequent to the quarter ended March 31, 2023 is as follows:

●	Subsequent to the period end, a total of 21,031,987 cashless warrants were exercised in exchange for common shares of the Company.

●	On June 28, 2023 the Company issued 50,000,000 at $0.045 per share for gross proceeds of $2,250,000 before offering expenses and other expenses included in share issuance costs.

●	On July 13, 2023, the Company issued 51,450,000 shares at $0.045 per share for gross proceeds of $2,315,250.

●	On August 3, 2023, the Company affected a 100-to-1 reverse stock split resulting in 185,393,404 shares converted with rounding into 1,853,955 shares.

Transactions for the three months ended March 31, 2023 are as follows:

●	The Company issued 18,042,857 common shares on the exercise of various warrants for gross proceeds of $3,608,571. Additionally, the Company issued 18,042,857 warrants to replace those warrants that were exercised. As an incentive to investors to exercise the 18,042,857 warrants, the Company issued cashless warrants to those investors that were exercisable as of March 30, 2023. As well, any holders of the $0.23 warrants that had a ratchet provision also became cashless. As a result, 21,031,987 common shares were issued for cashless warrants subsequent to March 31, 2023 as described in Note 16.

Transactions for the three months ended March 31, 2022 are as follows:

●	On January 11, 2022, the Company completed an underwritten public offering in the United States, raising a total of $20,013,043 in gross proceeds. The Company allocated the gross proceeds firstly to the warrant liabilities, with the remainder to the common shares. Direct costs have been allocated based on the percentage allocation of the proceeds. The underwritten public offering resulted in the sale to the public of 7,215,652 Units at $2.30 per Unit, with each Unit being comprised of one common share and one warrant (the “Unit Warrants”) exercisable at $2.30 per share. The Unit warrants are exercisable immediately and have a term of 5 years. Gross proceeds of $10,936,974 were allocated to the common shares, and $5,395,878 to the unit warrants liability.

In addition, the Company issued 1,480,000 pre-funded units (“Pre-Funded Units”) at $2.29 per Pre-Funded Unit. Each Pre-Funded Unit is comprised of a one-pre-funded warrant (a “Pre-Funded Warrant”) to purchase one common share, and one warrant to purchase one common share. The Pre-Funded Warrant allows the holder to acquire one common share of the Company at an exercise price of $0.01 per common share, and a warrant to purchase a common share at an exercise price of $2.30 per share. The warrants are exercisable immediately and have a term of 5 years. Each Pre-Funded Warrant is exercisable immediately and is exercisable until all Pre-Funded Warrants are exercised. Proceeds of $2,560,400 were allocated to the pre-funded warrants and $1,106,747 to the unit warrants in the warrant liability.

The Company determined that the pre-funded warrants within the Pre-funded Units are common shares in substance, as they require only a minimal exercise price of $0.01. In addition, the underwriting agreement includes both the Units and Pe-funded Units and were negotiated together in the equity raise. Given that the purpose of the Prefunded Unit is in substance the same as that of the Unit (i.e., resulting in the ownership of both common shares and common share warrants) and that the terms of the warrants in both the Units and Prefunded Units are the same (i.e., the obligations of the Company for the units are the same), the Company determined that the Units and Pre-funded Units are closely related and should be combined into one unit of account for the purposes of allocating proceeds.

Therefore, the proceeds from the sale of the Units and Pre-funded Units are combined and allocated among the common shares, pre-funded warrants, and the common share warrants using the residual method, with the warrant liability being initially recognized at fair value as of the registration date and the residual amount being allocated to the common shares (i.e., equity).

The Company concurrently sold an additional 1,304,347 warrants to purchase 1,304,347 common shares exercisable at $2.30 per share (the “Option Warrants”) pursuant to an over-allotment option exercised by the underwriter. The exercise price of the warrants issued in connection with the exercise of the over-allotment option was $0.0097 per warrant. Each Option Warrant is exercisable immediately and has a term of five years from the issue date. Proceeds of $975,393 were allocated to the option warrant liability. As the fair value of the warrant liability exceeded the proceeds received on the warrants of $13,043, a fair value loss of $962,350 was recognized in the statement of profit and loss as a fair value change in the opening warrant liability.

The fair value of the common shares and pre-funded units was determined by reference to the market price on the day of the offering, which was $1.73 per share. The Unit Warrants, Warrants, and Option Warrants were valued using the Black-Scholes model using the following assumptions: initial stock price $1.73, strike rate $2.30, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%.

The Company also issued warrants to the placement agents to purchase 434,783 common shares at an exercise price of $2.53 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years. The fair value of the Placement Agent Warrants was determined to be $307,189 using the Black-Scholes model with the following assumptions: initial stock price $1.73, strike rate $2.53, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%.

The Company assessed that the warrants issued under the public offering, excluding the Placement Agent Warrants did not meet the “fixed for fixed” test and are therefore reported as liabilities at fair value through profit and loss, and revalued at the end of each period. The Placement Agent Warrants were assessed under IFRS 2 Share Based Payments, as equity-settled share-based payments and have been recorded in equity.

The direct costs related to the issuance of the common shares and warrants issued in the January 2022 underwritten public offering were $2,016,895, including the value of the Placement Agent Warrants. Direct costs of $965,248 were allocated to the warrant liability and expensed immediately in profit and loss. During the period, 1,480,000 Pre-Funded Warrants were exercised for gross proceeds of $14,800, converting into 1,480,000 common shares that were fully issued.

●	On March 31, 2022, as part of the ClearRF acquisition (Note 3), the Company issued 138,958 shares to the vendor with a fair value of $190,094.

(c)	Stock options

The Company has a shareholder-approved “rolling” stock option plan (the “Plan”) in compliance with Nasdaq policies. Under the Plan the maximum number of shares reserved for issuance may not exceed 15% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the market price of the Company’s stock at the date of grant, less a discount of up to 25%. Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.

A summary of the Company’s stock option activity is as follows:

	Number of stock options	Weighted Average Exercise Price
Outstanding options, December 31, 2021	414,568	$13.88
Granted	1,145,000	$1.15
Expired/Cancelled	(53,430)	$30.90
Outstanding options, December 31, 2022 and March 31, 2023	1,506,138	$3.53

As at March 31, 2023 stock options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
24-Dec-18	12,896	12,896	$54.00	24-Dec-23	0.63
15-Jan-19	828	828	$54.00	15-Jan-24	0.69
21-Mar-19	12,345	12,345	$59.00	21-Mar-24	0.87
01-Jan-20	2,069	2,069	$54.00	01-Jan-24	0.65
15-Nov-20	95,000	95,000	$6.00	15-Nov-30	7.53
15-Nov-20	161,500	161,500	$6.00	15-Nov-25	2.52
02-Jan-21	57,000	57,000	$11.50	02-Jan-26	2.65
02-Jan-21	5,000	5,000	$11.50	02-Jan-31	7.66
18-Jan-21	14,500	14,500	$11.50	18-Jan-26	2.70
01-Jan-22	20,000	12,500	$4.00	29-Oct-26	3.48
13-Apr-22	795,000	265,000	$1.10	13-Apr-27	3.93
12-Jul-22	330,000	110,000	$1.10	12-Jul-25	2.18
Total	1,506,138	748,638	$3.53		3.51

Transactions for the three months ended March 31, 2022 are as follows:

●	On January 1, 2022, the Company granted 20,000 stock options at $4.00 per share that vest in 8 equal quarterly periods with the first vesting occurring on the grant date. The fair value on the date of the grant was $54,480 ($2.724 per option).

(d)	Restricted share units

The Company approved on February 14, 2022, the addition of the issuance of restricted share units to the existing executive stock option plan.

A summary of the Company’s restricted share unit activity is as follows:

	Number of RSU’s	Weighted Average Issue Price
Outstanding RSU, December 31, 2021	-	$-
Granted	3,195,000	$1.05
Exercised	(30,000)	$1.10
Outstanding RSU, December 31, 2022 and March 31, 2023	3,165,000	$1.05

As at March 31, 2023 restricted share units outstanding are as follows:

Grant Date	Number of RSU’s outstanding	Number of RSU’s exercisable	Weighted Average Issue Price
09-Mar-22	2,250,000	1,200,000	$1.03
13-Apr-22	825,000	513,750	$1.10
12-Jul-22	90,000	37,500	$1.10
Outstanding RSU, March 31, 2023	3,165,000	1,751,250	$1.05

Transactions for the three months ended March 31, 2022, are as follows:

●	On March 9, 2022, the Company granted 450,000 RSU’s to Directors that vest immediately. On the date of granting, the fair value and stock price was $1.03/share.

●	On March 9, 2022, the Company granted 1,800,000 RSU’s to a Director that vest quarterly over 12 periods with the first vesting of 150,000 RSU’s occurring on the date of the granted and another 150,000 vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value and the stock price was $1.03/share.

(e)	Agents’ options

A summary of the Company’s agent options activity is as follows:

	Number of options	Weighted average exercise price
Outstanding agent options, December 31, 2021	445,926	$7.51
Granted	487,283	$2.51
Expired	(1,702)	$20.49
Outstanding agent options, December 31, 2022 and March 31, 2023	931,507	$4.12

As at March 31, 2023 agent options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)

29-Sep-20	113,500	113,500	$6.60	28-Sep-25	2.00
29-Sep-20	266,000	266,000	$6.85	28-Sep-25	2.00
31-Dec-20	64,724	64,724	$11.50	30-Jun-24	1.00
11-Jan-22	434,783	434,783	$2.53	11-Jan-27	4.00
01-Apr-22	52,500	52,500	$2.30	08-Mar-27	4.00
Total	931,507	931,507	$4.12		2.98

Transactions for the three months ended March 31, 2022 are as follows:

●	The Company issued warrants to the placement agents to purchase 434,783 common shares at an exercise price of $2.53 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years. The fair value of the Placement Agent Warrants was determined to be $307,189 using the Black-Scholes model with the following assumptions: initial stock price $1.73, strike rate $2.53, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%. The Company also issued 52,500 agent’s options with a fair value of $61,950 with an exercise price of $2.30.

(f)	Share purchase warrants

A summary of the Company’s share purchase warrant activity is as follows:

	Number of Warrants	Weighted average exercise price
Outstanding, December 31, 2021	5,121,328	$7.64
Granted	29,139,129	$0.94
Expired	(128,386)	$33.47
Outstanding, December 31, 2022	34,132,071	$1.76
Granted	18,042,857	0.20
Exercised	(18,042,857)	0.20
Outstanding, March 31, 2023	34,132,071	$1.47

As at March 31, 2023 the share purchase warrants outstanding are as follows:

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
29-Sep-20	1,805,585	$6.85	28-Sep-25
31-Dec-20	1,294,500	$11.50	30-Jun-24
11-Jan-22	9,999,999	$2.30	11-Jan-27
12-Oct-22	1,250,000	Cashless	11-Jan-27
12-Oct-22	1,739,130	Cashless	11-Jan-27
19-Jan-23	18,042,857	Cashless	18-Jan-28
Total	34,132,071	$1.47

Transactions for the three months ended March 31, 2023 are as follows:

●	18,042,857 warrants were exercised. The Company issued 18,042,857 warrants to replace those warrants that were exercised. As an incentive to investors to exercise the 18,042,857 warrants, the Company issued cashless warrants to those investors that were exercisable as of March 31, 2023. As well, any holders of the $0.23 warrants that had a ratchet provision also became cashless. As a result, 17,116,987 cashless warrants were exercised subsequent to March 31, 2023.

Transactions for the three months ended March 31, 2022 are as follows:

●	128,386 share purchase warrant expired in 2022.

●	On January 11, 2022 as part of an underwritten public offering, the Company issued a total of 9,999,999 share purchase warrants, exercisable at $2.30 per warrant and with a term of five years.

5.	SHARE CAPITAL

(a)	Authorized Unlimited number of common shares without par value

As at June 30, 2023, the Company had 133,943,404 common shares issued and outstanding (December 31, 2022 – 44,868,560).

As of the date of issuance of these unaudited condensed interim consolidated financial statements total outstanding common shares is 1,853,955 post 100-to-1 reverse split that was effective as of August 9, 2023, (185,393,404 pre-split) as described in Subsequent Events Note 10.

(b)	Common share transactions

Transactions for the six months ended June 30, 2023 are as follows:

●	The Company issued 18,042,857 common shares on the exercise of various warrants for gross proceeds of $3,608,571. Additionally, the Company issued 18,042,857 warrants to replace those warrants that were exercised. As an incentive to investors to exercise the 18,042,857 warrants, the Company issued cashless warrants to those investors that were exercisable as of March 30, 2023. As well, any holders of the $0.23 warrants that had a ratchet provision also became cashless. As a result, 21,031,857 common shares were issued for cashless warrants in Q2 2023.

On June 28, 2023 the Company issued 50,000,000 at $0.045 per share for gross proceeds of $2,250,000 before offering expenses and other expenses included in share issuance costs.

Subsequent to June 30, 2023, the Company issued 51,250,000 shares at $0.045 per share for gross proceeds of $2,306,250 as described in Subsequent Events Note 10.

Transactions for the six months ended June 30, 2022 are as follows:

●	On January 11, 2022, the Company completed an underwritten public offering in the United States, raising a total of $20,013,043 in gross proceeds. The Company allocated the gross proceeds firstly to the warrant liabilities, with the remainder to the common shares. Direct costs have been allocated based on the percentage allocation of the proceeds. The underwritten public offering resulted in the sale to the public of 7,215,652 Units at $2.30 per Unit, with each Unit being comprised of one common share and one warrant (the “Unit Warrants”) exercisable at $2.30 per share. The Unit warrants are exercisable immediately and have a term of 5 years. Gross proceeds of $10,936,974 were allocated to the common shares, and $5,395,878 to the unit warrants liability.

In addition, the Company issued 1,480,000 pre-funded units (“Pre-Funded Units”) at $2.29 per Pre-Funded Unit. Each Pre-Funded Unit is comprised of a one-pre-funded warrant (a “Pre-Funded Warrant”) to purchase one common share, and one warrant to purchase one common share. The Pre-Funded Warrant allows the holder to acquire one common share of the Company at an exercise price of $0.01 per common share, and a warrant to purchase a common share at an exercise price of $2.30 per share. The warrants are exercisable immediately and have a term of 5 years. Each Pre-Funded Warrant is exercisable immediately and is exercisable until all Pre-Funded Warrants are exercised. Proceeds of $2,560,400 were allocated to the pre-funded warrants and $1,106,747 to the unit warrants in the warrant liability.

The Company determined that the pre-funded warrants within the Pre-funded Units are common shares in substance, as they require only a minimal exercise price of $0.01. In addition, the underwriting agreement includes both the Units and Pe-funded Units and were negotiated together in the equity raise. Given that the purpose of the Prefunded Unit is in substance the same as that of the Unit (i.e., resulting in the ownership of both common shares and common share warrants) and that the terms of the warrants in both the Units and Prefunded Units are the same (i.e., the obligations of the Company for the units are the same), the Company determined that the Units and Pre-funded Units are closely related and should be combined into one unit of account for the purposes of allocating proceeds.

b)	Common share transactions (cont’d)

Therefore, the proceeds from the sale of the Units and Pre-funded Units are combined and allocated among the common shares, pre-funded warrants, and the common share warrants using the residual method, with the warrant liability being initially recognized at fair value as of the registration date and the residual amount being allocated to the common shares (i.e., equity).

The Company concurrently sold an additional 1,304,347 warrants to purchase 1,304,347 common shares exercisable at $2.30 per share (the “Option Warrants”) pursuant to an over-allotment option exercised by the underwriter. The exercise price of the warrants issued in connection with the exercise of the over-allotment option was $0.0097 per warrant. Each Option Warrant is exercisable immediately and has a term of five years from the issue date. Proceeds of $975,393 were allocated to the option warrant liability. As the fair value of the warrant liability exceeded the proceeds received on the warrants of $13,043, a fair value loss of $962,350 was recognized in the statement of profit and loss as a fair value change in the opening warrant liability.

The fair value of the common shares and pre-funded units was determined by reference to the market price on the day of the offering, which was $1.73 per share. The Unit Warrants, Warrants, and Option Warrants were valued using the Black-Scholes model using the following assumptions: initial stock price $1.73, strike rate $2.30, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%.

The Company also issued warrants to the placement agents to purchase 434,783 common shares at an exercise price of $2.53 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years. The fair value of the Placement Agent Warrants was determined to be $307,189 using the Black-Scholes model with the following assumptions: initial stock price $1.73, strike rate $2.53, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%.

The Company assessed that the warrants issued under the public offering, excluding the Placement Agent Warrants did not meet the “fixed for fixed” test and are therefore reported as liabilities at fair value through profit and loss, and revalued at the end of each period. The Placement Agent Warrants were assessed under IFRS 2 Share Based Payments, as equity-settled share-based payments and have been recorded in equity.

The direct costs related to the issuance of the common shares and warrants issued in the January 2022 underwritten public offering were $2,016,895, including the value of the Placement Agent Warrants. Direct costs of $965,248 were allocated to the warrant liability and expensed immediately in profit and loss. During the period, 1,480,000 Pre-Funded Warrants were exercised for gross proceeds of $14,800, converting into 1,480,000 common shares that were fully issued.

(b)	Common share transactions (cont’d)

●	On March 31, 2022, as part of the ClearRF acquisition, the Company issued 138,958 shares to the vendor with a fair value of $190,094.

The Company issued 155,000 common shares, with a fair value of $170,500 ($1.10 per share) to consultants as part of their compensation for services rendered.

The Company issued 854,219 common shares with a fair value of $1,002,461 as combined payments of the monthly principal repayment of $400,000 for the months of May and June 2022 payable in shares per the terms of the promissory note.

(c)	Stock options

The Company has a shareholder-approved “rolling” stock option plan (the “Plan”) in compliance with Nasdaq policies. Under the Plan the maximum number of shares reserved for issuance may not exceed 15% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the market price of the Company’s stock at the date of grant, less a discount of up to 25%. Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.

A summary of the Company’s stock option activity is as follows:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding options, December 31, 2021	414,568	$13.88
Granted	1,145,000	1.15
Expired/Cancelled	(53,430)	30.90
Outstanding options, December 31, 2022	1,506,138	$3.53
Granted	-	-
Expired/Cancelled	-	-
Outstanding options, June 30, 2023 and date of MD&A (before the 100-1 reverse stock split)	1,506,138	$3.53
Outstanding options, June 30, 2023 and date of MD&A (after the 100-1 reverse stock split)	15,061	$353.00

As at June 30, 2023 stock options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
24-Dec-18	12,896	12,896	54.00	24-Dec-23	0.48
15-Jan-19	828	828	54.00	15-Jan-24	0.55
21-Mar-19	12,345	12,345	59.00	21-Mar-24	0.73
1-Jan-20	2,069	2,069	54.00	1-Jan-24	0.51
15-Nov-20	95,000	95,000	6.00	15-Nov-30	7.38
15-Nov-20	161,500	161,500	6.00	15-Nov-25	2.38
2-Jan-21	57,000	57,000	11.50	2-Jan-26	2.51
2-Jan-21	5,000	5,000	11.50	2-Jan-31	7.52
18-Jan-21	14,500	14,500	11.50	18-Jan-26	2.56
1-Jan-22	20,000	12,500	4.00	29-Oct-26	3.33
13-Apr-22	795,000	331,250	1.10	13-Apr-27	3.79
12-Jul-22	330,000	110,000	1.10	12-Jul-25	2.04
Total (before the 100-1 reverse stock split)	1,506,138	794, 888	$3.53		3.67
Total (after the 100-1 reverse stock split)	15,061	7,949	$353.00		3.67

Transactions for the six months ended June 30, 2022 are as follows:

●

On January 1, 2022, the Company granted 20,000 stock options at $4.00 per share that vest in 8 equal quarterly periods with the first vesting occurring on the grant date. The fair value on the date of the grant was $54,480 ($2.724 per option).

On April 13, 2022, the Company granted 795,000 stock options to executives and employees at an exercise price of $1.10 per share. These options vest quarterly over three years period with the first vesting taking place at the date of the grant. The fair value of these options on the date of the grant is $678,520 ($0.8535 per share).

(d)	Restricted share units

The Company approved on February 14, 2022, the addition of the issuance of restricted share units to the existing executive stock option plan.

A summary of the Company’s restricted share unit activity is as follows:

	Number of RSU’s	Weighted Average Issue Price

Outstanding RSU, December 31, 2021	0	$-
Granted	3,195,000	1.05
Exercised	(30,000)	1.10
Outstanding RSU, December 31, 2022	3,165,000	$1.05
Granted	-	-
Exercised	-	-
Outstanding RSU, June 30, 2023 and date of MD&A (before 100-1 reverse stock split)	3,165,000	$1.05
Outstanding RSU, June 30, 2023 and date of MD&A (after 100-1 reverse stock split)	31,650	$105.00

As at June 30, 2023 restricted share units outstanding are as follows:

Grant Date	Number of RSU’s outstanding	Number of RSU’s exercisable	Weighted Average Issue Price
9-Mar-22	2,250,000	1,350,000	1.03
13-Apr-22	825,000	513,750	1.10
12-Jul-22	90,000	30,000	1.10
Outstanding RSU, June 30, 2023 and date of MD&A (before 100-1 reverse stock split)	3,165,000	1,893,750	$1.05
Outstanding RSU, June 30, 2023 and date of MD&A (after 100-1 reverse stock split)	31,650	18,938	$105.00

Transactions for the six month period ended June 30, 2022, are as follows:

●	On March 9, 2022, the Company granted 450,000 RSU’s to Directors that vest immediately. On the date of granting, the fair value and stock price was $1.03/share.

●

On March 9, 2022, the Company granted 1,800,000 RSU’s to a Director that vest quarterly over 12 periods with the first vesting of 150,000 RSU’s occurring on the date of the granted and another 150,000 vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value and the stock price was $1.03/share.

On April 13, 2022, the Company granted 240,000 RSU’s to consultants that vest immediately. On the date of granting, the fair value and the stock price was $1.10/share.

On April 13, 2022, the Company granted 585,000 RSU’s to employees of the Company that vest quarterly over 12 periods with the first vesting of 48,750 RSU’s occurring on the date of the granted and another 48,750 RSU’s vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value and the stock price was $1.10/share.

(e)	Agents’ options

A summary of the Company’s agent options activity is as follows:

	Number of options	Weighted average exercise price

Outstanding agent options, December 31, 2020	452,523	$8.02
Expired	(6,597)	52,68
Outstanding agent options, December 31, 2021	445,926	$7.51
Granted	487,283	2.51
Expired	(1,702)	20.49
Outstanding agent options, December 31, 2022	931,507	$4.12
Granted	-	-
Expired	-	-
Outstanding agent options, June 30, 2023 and date of MD&A (before the 100-1 reverse stock split)	931,507	$4.87
Outstanding agent options, June 30, 2023 and date of MD&A (after the 100-1 reverse stock split)	9,315	$487.00

As at June 30, 2023 agent options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)

29-Sep-20	113,500	113,500	$6.60	28-Sep-25	2.00
29-Sep-20	266,000	266,000	$6.85	28-Sep-25	2.00
31-Dec-20	64,724	64,724	$11.50	30-Jun-24	1.00
11-Jan-22	434,783	434,783	$2.53	11-Jan-27	4.00
1-Apr-22	52,500	52,500	$2.30	8-Mar-27	4.00
Total (before the 100-1 reverse stock split)	931,507	931,507	$4.87		2.98
Total (after the 100-1 reverse stock split)	9,315	9,315	$487.00		2.98

Transactions for the six month period ended June 30, 2022 are as follows:

●	The Company issued warrants to the placement agents to purchase 434,783 common shares at an exercise price of $2.53 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years. The fair value of the Placement Agent Warrants was determined to be $307,189 using the Black-Scholes model with the following assumptions: initial stock price $1.73, strike rate $2.53, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%. The Company also issued 52,500 agent’s options with a fair value of $61,950 with an exercise price of $2.30.

(f)	Share purchase warrants

A summary of the Company’s share purchase warrant activity is as follows:

As at June 30, 2023 the share purchase warrants outstanding are as follows:

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
29-Sep-20	1,805,585	6.85	28-Sep-25
31-Dec-20	1,294,500	11.50	30-Jun-24
11-Jan-22	9,999,999	2.30	10-Jan-27
Total (before the 100-1 reverse stock split)	13,100,084	$3.84
Total (before the 100-1 reverse stock split)	131,001	$384.00

Transactions for the six months ended June 30, 2023 are as follows:

●	18,042,857 warrants were exercised on January 12, 2023. The Company issued 18,042,857 warrants to replace those warrants that were exercised. As an incentive to investors to exercise the 18,042,857 warrants, the Company issued cashless warrants to those investors that were exercisable as of March 31, 2023. As well, any holders of the $0.23 warrants that had a ratchet provision also became cashless. As a result, 21,031,857 cashless warrants were exercised in Q2 2023.

Transactions for the six month period ended June 30, 2022 are as follows:

On January 11, 2022 as part of an underwritten public offering, the Company issued a total of 9,999,999 share purchase warrants, exercisable at $2.30 per warrant and with a term of five years.